TWEEDY, BROWNE GLOBAL VALUE FUND
Tweedy, Browne Global Value Fund
Investment Objective
The Fund seeks long-term capital growth.
Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	TWEEDY, BROWNE GLOBAL VALUE FUND Tweedy, Browne Global Value Fund
Redemption fee on Shares held less than 60 days (as a percentage of amount redeemed)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		TWEEDY, BROWNE GLOBAL VALUE FUND Tweedy, Browne Global Value Fund
Management fees		1.25%
Distribution (12b-1) fees		none
Other expenses		0.13%
Acquired fund fees and expenses	[1]	0.02%
Total Annual Fund Operating Expenses		1.40%
[1]	Acquired fund fees and expenses represent the expenses of the money market funds in which the Fund's cash balances are invested and are not cash expenses of the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund over the time periods shown and then redeem all of your shares at the end of those periods. This example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example Tweedy, Browne Global Value Fund (USD $)	TWEEDY, BROWNE GLOBAL VALUE FUND
One Year	143
Three Years	443
Five Years	766
Ten Years	1,680

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended March 31, 2012, the Fund’s portfolio turnover rate was 9%.

Principal Investment Strategies

The Fund invests primarily in foreign equity securities that Tweedy, Browne Company LLC (the “Adviser” or “Tweedy, Browne”) believes are undervalued but may invest in U.S. securities to a limited extent. The Adviser seeks to construct a widely diversified portfolio of small, medium and large capitalization stocks from a variety of industries and countries. Value investing seeks to uncover stocks whose current market prices are at discounts (that is, undervalued) to the Adviser’s estimate of their true or intrinsic value.

The Fund’s investment style derives from the work of the late Benjamin Graham. Most investments in the Fund’s portfolio at the time of initial purchase have one or more of the following investment characteristics:

➢	low stock price in relation to book value
➢	low price-to-earnings ratio
➢	low price-to-cash-flow ratio
➢	above-average dividend yield
➢	low price-to-sales ratio as compared to other companies in the same industry
➢	low corporate leverage
➢	low share price
➢	purchases of a company’s own stock by the company’s officers and directors
➢	company share repurchases
➢	a stock price that has declined significantly from its previous high price and/or small market capitalization.

The Fund invests primarily in undervalued equity securities of foreign issuers, but also invests on a more limited basis in U.S. equity securities when opportunities appear attractive. Investments by the Fund are focused for the most part in developed countries with some exposure to emerging markets. The Fund is diversified by issuer, industry and country, and maintains investments in a minimum of five countries. Where practicable, the Fund seeks to reduce currency risk by hedging its effective foreign currency exposure back into the U.S. dollar based on the Adviser’s judgment of such exposure after taking into account various factors, such as the source of the portfolio companies’ earnings and the currencies in which its securities trade. The Fund is designed for long-term value investors who wish to focus their investment exposure on foreign stock markets of developed countries. The Fund is not appropriate for investors primarily seeking income.

Principal Risks

The Fund invests in equity securities, primarily consisting of common stocks. Common stock represents a proportionate interest in the earnings and value of the issuing company. Therefore, the Fund participates in the success or failure of any company in which it owns stock. The market value of common stocks fluctuates significantly, reflecting the past and anticipated business performance of the issuing company, investor perception and general economic or financial market movements.

You could lose money on your investment in the Fund or the Fund could underperform other investments.

Smaller Companies. The Fund invests to a significant extent in smaller companies. Smaller companies may be less well established and may have a more highly leveraged capital structure, less liquidity, a smaller investor base, greater dependence on a few customers and similar factors that can make their business and stock market performance susceptible to greater fluctuation. In general, the Adviser’s investment philosophy and selection process favor companies that do not have capital structures that would be considered to be “highly leveraged” for a company in the same field.

Foreign Securities. The Fund invests to a great extent in foreign securities. Investing in foreign securities involves additional risks beyond those of investing in U.S. markets. These risks include:

➢	changes in currency exchange rates, which can lower performance in U.S. dollar terms
➢	exchange rate controls (which may include an inability to transfer currency from a given country)
➢	costs incurred in conversions between currencies
➢	non-negotiable brokerage commissions
➢	less publicly available information
➢	not generally being subject to uniform standards, practices and requirements with respect to accounting, auditing and financial reporting
➢	greater market volatility
➢	less trading volume
➢	delayed settlements
➢	difficulty in enforcing obligations in foreign countries
➢	less securities regulation
➢	unrecoverable withholding and transfer taxes
➢	war
➢	seizure
➢	political and social instability.

The value of the foreign securities held by the Fund may be affected by changes in currency exchange rates or control regulations. The share price of the Fund will tend to reflect the movements of the different securities markets in which it is invested, and to the degree not hedged, the foreign currencies in which its investments are denominated. The Adviser does not attempt to predict the movement of various currencies in reaching a decision about the appropriateness or prudence of an individual investment.

The Fund’s practice of hedging currency risk in foreign securities tends to make the Fund underperform a similar unhedged portfolio when the dollar is losing value against the local currencies in which the portfolio’s investments are denominated. Conversely, the Fund’s practice of hedging currency risk in foreign securities tends to make the Fund outperform a similar unhedged portfolio when the dollar is gaining in value against the local currencies in which the portfolio’s investments are denominated.

Fund Performance
The following bar chart and table illustrate how the returns of the Fund vary over time and how they compare to relevant market benchmarks. This information may help illustrate the risks of investing in the Fund. Updated performance information for the Fund is available at www.tweedy.com or by calling 1-800-432-4789 (press 2). As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Global Value Fund Calendar Year Total Returns*

(*)	The 2012 year-to-date return for the Global Value Fund through June 30, 2012 was 7.28%.

As of December 31, 2011
Best Quarterly Return	21.77% (2nd quarter 2009)
Worst Quarterly Return	(18.03)% (4th quarter 2008)

Average Annual Total Return for Periods Ended December 31, 2011
Average Annual Total Returns TWEEDY, BROWNE GLOBAL VALUE FUND	One Year	Five Years	Ten Years	Since Inception	Inception Date
Tweedy, Browne Global Value Fund	(4.13%)	(0.04%)	6.19%	9.47%	Jun 15, 1993
Tweedy, Browne Global Value Fund Return after Taxes on Distributions	(4.55%)	(0.74%)	5.71%	8.41%	Jun 15, 1993
Tweedy, Browne Global Value Fund Return after Taxes on Distributions and Sale of Fund Shares	(1.66%)	0.13%	5.54%	8.14%	Jun 15, 1993
MSCI EAFE Index (Hedged) (reflects no deduction for fees, expenses or taxes)	(12.10%)	(5.88%)	1.02%	4.29%	Jun 15, 1993
MSCI EAFE Index (in U.S. $) (reflects no deduction for fees, expenses or taxes)	(12.14%)	(4.72%)	4.67%	4.38%	Jun 15, 1993

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return after Taxes on Distributions and Sale of Fund Shares” may be greater than “Return before Taxes” because the investor is assumed to have a capital loss upon the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

TWEEDY, BROWNE GLOBAL VALUE FUND II - CURRENCY UNHEDGED
Tweedy, Browne Global Value Fund II - Currency Unhedged
Investment Objective
The Fund seeks long-term capital growth.
Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	TWEEDY, BROWNE GLOBAL VALUE FUND II - CURRENCY UNHEDGED Tweedy, Browne Global Value Fund II - Currency Unhedged
Redemption fee on Shares held less than 60 days (as a percentage of amount redeemed)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		TWEEDY, BROWNE GLOBAL VALUE FUND II - CURRENCY UNHEDGED Tweedy, Browne Global Value Fund II - Currency Unhedged
Management fees	[1]	1.25%
Distribution (12b-1) fees		none
Other expenses		0.15%
Acquired fund fees and expenses	[2]	0.04%
Total Annual Fund Operating Expenses		1.44%
Fee waiver and/or expense reimbursement	[1]	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.41%
[1]	The Adviser is contractually obligated to waive management fees and/or to reimburse ordinary operating expenses to the extent necessary to maintain the Fund's Total Annual Fund Operating Expenses, not including fees and expenses from investments in other investment companies (i.e., money market funds in which the Fund's cash balances are invested), brokerage costs, interest, taxes and extraordinary expenses, at an annual rate of 1.37%. This arrangement is in effect through December 31, 2013, and may be terminated only by a vote of the Board of Directors of Tweedy, Browne Fund Inc. (the "Company"). During the two-year period following any waiver or reimbursement the Adviser is entitled to be reimbursed by the Fund for previously waived fees and reimbursed expenses to the extent that after giving effect to such repayment, the Fund's Total Annual Fund Operating Expenses, not including acquired fund fees and expenses, would not exceed 1.37% on an annualized basis.
[2]	Acquired fund fees and expenses represent the expenses of the money market funds in which the Fund's cash balances are invested and are not cash expenses of the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund over the time periods shown and then redeem all of your shares at the end of those periods. This example assumes that (i) your investment earns a 5% return each year, (ii) the Fund’s operating expenses remain the same and (iii) the Adviser did not waive its fee and/or reimburse expenses after the first year. In the first year, expenses are based on the total operating expenses after the fee waiver and/or expense reimbursement. Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example Tweedy, Browne Global Value Fund II - Currency Unhedged (USD $)	TWEEDY, BROWNE GLOBAL VALUE FUND II - CURRENCY UNHEDGED
One Year	144
Three Years	453
Five Years	784
Ten Years	1,722

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended March 31, 2012, the Fund’s portfolio turnover rate was 5%.

Principal Investment Strategies

The Fund invests primarily in foreign equity securities that the Adviser believes are undervalued but may invest in U.S. securities to a limited extent. The Adviser seeks to construct a widely diversified portfolio of small, medium and large capitalization stocks from a variety of industries and countries. Value investing seeks to uncover stocks whose current market prices are at discounts (that is, undervalued) to the Adviser’s estimate of their true or intrinsic value.

The Fund’s investment style derives from the work of the late Benjamin Graham. Most investments in the Fund’s portfolio at the time of initial purchase have one or more of the following investment characteristics:

➢	low stock price in relation to book value
➢	low price-to-earnings ratio
➢	low price-to-cash-flow ratio
➢	above-average dividend yield
➢	low price-to-sales ratio as compared to other companies in the same industry
➢	low corporate leverage
➢	low share price
➢	purchases of a company’s own stock by the company’s officers and directors
➢	company share repurchases
➢	a stock price that has declined significantly from its previous high price and/or small market capitalization.

The Adviser will generally not hedge the Fund’s perceived foreign currency exposure back into the U.S. dollar. However, the Adviser reserves the right, under circumstances that the Adviser deems to be extraordinary, to hedge all or a portion of the Fund’s currency exposure to a particular emerging market.

The Fund invests primarily in undervalued equity securities of foreign issuers, but also invests on a more limited basis in U.S. equity securities when opportunities appear attractive. Investments by the Fund are focused for the most part in developed countries with some exposure to emerging markets. The Fund is diversified by issuer, industry and country, and maintains investments in a minimum of five countries. The Fund does not seek to reduce currency risk by hedging its effective foreign currency exposure back into the U.S. dollar and will be exposed to currency fluctuations. However, the Adviser reserves the right, under circumstances that the Adviser deems to be extraordinary, to hedge all or a portion of the Fund’s currency exposure to a particular emerging market. The Fund is designed for long-term value investors who wish to focus their investment exposure on foreign stock markets of primarily developed countries, and their associated non-U.S. currencies. The Fund is not appropriate for investors primarily seeking income.

Principal Risks

The Fund invests in equity securities, primarily consisting of common stocks. Common stock represents a proportionate interest in the earnings and value of the issuing company. Therefore, the Fund participates in the success or failure of any company in which it owns stock. The market value of common stocks fluctuates significantly, reflecting the past and anticipated business performance of the issuing company, investor perception and general economic or financial market movements.

You could lose money on your investment in the Fund or the Fund could underperform other investments.

Smaller Companies. The Fund invests to a significant extent in smaller companies. Smaller companies may be less well established and may have a more highly leveraged capital structure, less liquidity, a smaller investor base, greater dependence on a few customers and similar factors that can make their business and stock market performance susceptible to greater fluctuation. In general, the Adviser’s investment philosophy and selection process favor companies that do not have capital structures that would be considered to be “highly leveraged” for a company in the same field.

Foreign Securities. The Fund may invest in foreign securities. Investing in foreign securities involves additional risks beyond those of investing in U.S. markets. These risks include:

➢	changes in currency exchange rates, which can lower performance in U.S. dollar terms
➢	exchange rate controls (which may include an inability to transfer currency from a given country)
➢	costs incurred in conversions between currencies
➢	non-negotiable brokerage commissions
➢	less publicly available information
➢	not generally being subject to uniform standards, practices and requirements with respect to accounting, auditing and financial reporting
➢	greater market volatility
➢	less trading volume
➢	delayed settlements
➢	difficulty in enforcing obligations in foreign countries
➢	less securities regulation
➢	unrecoverable withholding and transfer taxes
➢	war
➢	seizure
➢	political and social instability.

The value of the foreign securities held by the Fund may be affected by changes in currency exchange rates or control regulations. The share price of the Fund will tend to reflect the movements of the different securities markets in which it is invested, and to the degree not hedged, the foreign currencies in which its investments are denominated. The Adviser does not attempt to predict the movement of various currencies in reaching a decision about the appropriateness or prudence of an individual investment.

The Adviser has chosen generally not to hedge the Fund’s perceived foreign currency exposure back into the U.S. dollar and therefore the Fund is considered to be “currency unhedged.”

Fund Performance
The following bar chart and table illustrate how the returns of the Fund vary over time and how they compare to a relevant market benchmark. This information may help illustrate the risks of investing in the Fund. Updated performance information for the Fund is available at www.tweedy.com or by calling 1-800-432-4789 (press 2). As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Global Value Fund II – Currency Unhedged Calendar Year Total Return*

(*)	The 2012 year-to-date return for the Global Value Fund II – Currency Unhedged through June 30, 2012 was 4.65%.

As of December 31, 2011
Best Quarterly Return	11.53% (3rd quarter 2010)
Worst Quarterly Return	(11.75)% (3rd quarter 2011)

Average Annual Total Return for Periods Ended December 31, 2011
Average Annual Total Returns TWEEDY, BROWNE GLOBAL VALUE FUND II - CURRENCY UNHEDGED	One Year	Since Inception	Inception Date
Tweedy, Browne Global Value Fund II - Currency Unhedged	(1.73%)	4.35%	Oct 26, 2009
Tweedy, Browne Global Value Fund II - Currency Unhedged Return after Taxes on Distributions	(1.87%)	4.23%	Oct 26, 2009
Tweedy, Browne Global Value Fund II - Currency Unhedged Return after Taxes on Distributions and Sale of Fund Shares	(0.86%)	3.73%	Oct 26, 2009
MSCI EAFE Index (in U.S. $) (reflects no deduction for fees, expenses or taxes)	(12.14%)	(2.22%)	Oct 26, 2009
MSCI EAFE Index (Hedged to U.S. $) (reflects no deduction for fees, expenses or taxes)	(12.10%)	(2.19%)	Oct 26, 2009

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return after Taxes on Distributions and Sale of Fund Shares” may be greater than “Return before Taxes” because the investor is assumed to have a capital loss upon the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The performance data shown above would be lower had fees and expenses not been waived and/or reimbursed.

TWEEDY, BROWNE VALUE FUND
Tweedy, Browne Value Fund
Investment Objective
The Fund seeks long-term capital growth.
Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (USD $)	TWEEDY, BROWNE VALUE FUND Tweedy, Browne Value Fund
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		TWEEDY, BROWNE VALUE FUND Tweedy, Browne Value Fund
Management fees		1.25%
Distribution (12b-1) fees		none
Other expenses		0.15%
Acquired fund fees and expenses	[1]	0.01%
Total Annual Fund Operating Expenses		1.41%
[1]	Acquired fund fees and expenses represent the expenses of the money market funds in which the Fund's cash balances are invested and are not cash expenses of the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund over the time periods shown and then redeem all of your shares at the end of those periods. This example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example Tweedy, Browne Value Fund (USD $)	TWEEDY, BROWNE VALUE FUND
One Year	144
Three Years	446
Five Years	771
Ten Years	1,691

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended March 31, 2012, the Fund’s portfolio turnover rate was 10%.

Principal Investment Strategies

The Fund invests primarily in U.S. and foreign equity securities that the Adviser believes are undervalued. The Adviser seeks to construct a widely diversified portfolio of small, medium and large capitalization stocks from a variety of industries and countries. Value investing seeks to uncover stocks whose current market prices are at discounts (that is, undervalued) to the Adviser’s estimate of their true or intrinsic value.

The Fund’s investment style derives from the work of the late Benjamin Graham. Most investments in the Fund’s portfolio at the time of initial purchase have one or more of the following investment characteristics:

➢	low stock price in relation to book value
➢	low price-to-earnings ratio
➢	low price-to-cash-flow ratio
➢	above-average dividend yield
➢	low price-to-sales ratio as compared to other companies in the same industry
➢	low corporate leverage
➢	low share price
➢	purchases of a company’s own stock by the company’s officers and directors
➢	company share repurchases
➢	a stock price that has declined significantly from its previous high price and/or small market capitalization.

The Fund invests primarily in undervalued U.S. and foreign equity securities. For the time being, and subject to change by management at any time, the Fund anticipates that it will invest no less than approximately 50% of its net assets in securities of U.S. issuers. A U.S. issuer may include any company that is organized under the laws of the U.S. or its possessions or a majority of whose assets or revenues are, in the good faith judgment of the Adviser, attributable to operations within the U.S. U.S. securities include U.S. registered money market funds, Treasury bills and other short-term debt of U.S. issuers. The Fund is diversified by issuer and industry, and where practicable, seeks to reduce currency risk on its foreign investments by hedging its effective foreign currency exposure back into the U.S. dollar based on the Adviser’s judgment of such exposure after taking into account various factors, such as the source of the portfolio companies’ earnings and the currencies in which its securities trade. The Fund is designed for long-term value investors who wish to focus their investment exposure on equity securities that are economically tied to the U.S. stock market and foreign stock markets of developed countries with some exposure to emerging markets. The Fund is not appropriate for investors primarily seeking income.

Principal Risks

The Fund invests in equity securities, primarily consisting of common stocks. Common stock represents a proportionate interest in the earnings and value of the issuing company. Therefore, the Fund participates in the success or failure of any company in which it owns stock. The market value of common stocks fluctuates significantly, reflecting the past and anticipated business performance of the issuing company, investor perception and general economic or financial market movements.

You could lose money on your investment in the Fund or the Fund could underperform other investments.

Smaller Companies. The Fund invests to a significant extent in smaller companies. Smaller companies may be less well established and may have a more highly leveraged capital structure, less liquidity, a smaller investor base, greater dependence on a few customers and similar factors that can make their business and stock market performance susceptible to greater fluctuation. In general, the Adviser’s investment philosophy and selection process favor companies that do not have capital structures that would be considered to be “highly leveraged” for a company in the same field.

Foreign Securities. The Fund may invest in foreign securities. Investing in foreign securities involves additional risks beyond those of investing in U.S. markets. These risks include:

➢	changes in currency exchange rates, which can lower performance in U.S. dollar terms
➢	exchange rate controls (which may include an inability to transfer currency from a given country)
➢	costs incurred in conversions between currencies
➢	non-negotiable brokerage commissions
➢	less publicly available information
➢	not generally being subject to uniform standards, practices and requirements with respect to accounting, auditing and financial reporting
➢	greater market volatility
➢	less trading volume
➢	delayed settlements
➢	difficulty in enforcing obligations in foreign countries
➢	less securities regulation
➢	unrecoverable withholding and transfer taxes
➢	war
➢	seizure
➢	political and social instability.

The value of the foreign securities held by the Fund may be affected by changes in currency exchange rates or control regulations. The share price of the Fund will tend to reflect the movements of the different securities markets in which it is invested, and to the degree not hedged, the foreign currencies in which its investments are denominated. The Adviser does not attempt to predict the movement of various currencies in reaching a decision about the appropriateness or prudence of an individual investment.

The Fund’s practice of hedging currency risk in foreign securities tends to make the Fund underperform a similar unhedged portfolio when the dollar is losing value against the local currencies in which the portfolio’s investments are denominated. Conversely, the Fund’s practice of hedging currency risk in foreign securities tends to make the Fund outperform a similar unhedged portfolio when the dollar is gaining in value against the local currencies in which the portfolio’s investments are denominated.

Fund Performance
The following bar chart and table illustrate how the returns of the Fund vary over time and how they compare to relevant market benchmarks. For the period from the Fund’s inception through 2006, the Adviser chose the S&P 500 Stock Index as the relevant market benchmark for the Fund. Starting in mid-December 2006, the Fund’s investment mandate changed from investing at least 80% of its assets in U.S. securities to investing no less than approximately 50% in U.S. securities, and so the Adviser chose the MSCI World Index (Hedged to U.S. $) as the most relevant benchmark for the Fund for periods starting in January 2007. The S&P 500/MSCI World Index (Hedged to U.S. $) is a combination of the S&P 500 Index and the MSCI World Index (Hedged to U.S. $), linked together by Tweedy, Browne, and represents the performance of the S&P 500 Index for periods December 8, 1993 through December 31, 2006, and continuing with the performance of the MSCI World Index (Hedged to U.S. $), beginning January 1, 2007 and thereafter. This information may help illustrate the risks of investing in the Fund. Updated performance information for the Fund is available at www.tweedy.com or by calling 1-800-432-4789 (press 2). As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Value Fund Calendar Year Total Returns*

(*)	The 2012 year-to-date return for the Value Fund through June 30, 2012 was 6.53%.

As of December 31, 2011
Best Quarterly Return	16.18% (2nd quarter 2009)
Worst Quarterly Return	(17.42)% (3rd quarter 2002)

Average Annual Total Return for Periods Ended December 31, 2011
Average Annual Total Returns TWEEDY, BROWNE VALUE FUND	One Year	Five Years	Ten Years	Since Inception	Inception Date
Tweedy, Browne Value Fund	(1.75%)	1.06%	3.28%	8.04%	Dec 8, 1993
Tweedy, Browne Value Fund Return after Taxes on Distributions	(2.29%)	0.02%	2.38%	7.13%	Dec 8, 1993
Tweedy, Browne Value Fund Return after Taxes on Distributions and Sale of Fund Shares	(0.41%)	0.80%	2.73%	6.98%	Dec 8, 1993
S&P 500/MSCI World Index (Hedged to U.S. $) (reflects no deduction for fees, expenses or taxes)	(5.46%)	(3.03%)	1.48%	6.84%	Dec 8, 1993
MSCI World Index (Hedged to U.S. $) (reflects no deduction for fees, expenses or taxes)	(5.46%)	(3.03%)	none	none	Dec 8, 1993
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	2.92%	7.68%	Dec 8, 1993

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return after Taxes on Distributions and Sale of Fund Shares” may be greater than “Return before Taxes” because the investor is assumed to have a capital loss upon the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The performance data shown above would be lower had fees and expenses not been waived from December 8, 1993 through March 31, 1999.

Tweedy, Browne Worldwide High Dividend Yield Value Fund
Tweedy, Browne Worldwide High Dividend Yield Value Fund
Investment Objective
The Fund seeks long-term capital growth.
Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Tweedy, Browne Worldwide High Dividend Yield Value Fund
Redemption fee on Shares held less than 60 days (as a percentage of amount redeemed)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Tweedy, Browne Worldwide High Dividend Yield Value Fund
Management fees	[1]	1.25%
Distribution (12b-1) fees		none
Other expenses		0.12%
Acquired fund fees and expenses	[2]	0.02%
Total Annual Fund Operating Expenses	[1]	1.39%
[1]	The Adviser is contractually obligated to waive management fees and/or to reimburse ordinary operating expenses to the extent necessary to maintain the Fund’s Total Annual Fund Operating Expenses, not including fees and expenses from investments in other investment companies (i.e., money market funds in which the Fund’s cash balances are invested), brokerage costs, interest, taxes and extraordinary expenses, at an annual rate of 1.37%. This arrangement is in effect through December 31, 2013, and may be terminated only by a vote of the Board of Directors of the Company. During the two-year period following any waiver or reimbursement the Adviser is entitled to be reimbursed by the Fund for previously waived fees and reimbursed expenses to the extent that after giving effect to such repayment, the Fund’s Total Annual Fund Operating Expenses, not including acquired fund fees and expenses, would not exceed 1.37% on an annualized basis.
[2]	Acquired fund fees and expenses represent the expenses of the money market funds in which the Fund's cash balances are invested and not cash expenses of the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund over the time periods shown and then redeem all of your shares at the end of those periods. This example also assumes that (i) your investment earns a 5% return each year, (ii) the Fund’s operating expenses remain the same and (iii) the Adviser did not waive its fee and/or reimburse expenses after the first year. In the first year expenses are based on the total operating expenses after the fee waiver and/or expense reimbursement.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example Tweedy, Browne Worldwide High Dividend Yield Value Fund (USD $)	Tweedy, Browne Worldwide High Dividend Yield Value Fund
One Year	142
Three Years	440
Five Years	761
Ten Years	1,669

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended March 31, 2012, the Fund’s portfolio turnover rate was 6%.

Principal Investment Strategies

The Fund invests primarily in U.S. and foreign equity securities that the Adviser believes to have above-average dividend yields and valuations that are reasonable. The Adviser seeks to construct a widely diversified portfolio of small, medium and large capitalization stocks from a variety of industries and countries. Value investing seeks to uncover stocks whose current market prices are at discounts (that is, undervalued) to the Adviser’s estimate of their true or intrinsic value.

The Fund’s investment style derives from the work of the late Benjamin Graham. Most investments in the Fund’s portfolio at the time of initial purchase have one or more of the following investment characteristics:

➢	low stock price in relation to book value
➢	low price-to-earnings ratio
➢	low price-to-cash-flow ratio
➢	above-average dividend yield
➢	low price-to-sales ratio as compared to other companies in the same industry
➢	low corporate leverage
➢	low share price
➢	purchases of a company’s own stock by the company’s officers and directors
➢	company share repurchases
➢	a stock price that has declined significantly from its previous high price and/or small market capitalization.

The Adviser has chosen generally not to hedge the Fund’s perceived foreign currency exposure back into the U.S. dollar. A substantial portion of the Fund’s holdings will be in U.S.-domiciled companies and in non-U.S. multinational companies that have meaningful exposure to the U.S. dollar.

The Fund invests primarily in U.S. and foreign equity securities that the Adviser believes to have above-average dividend yields and valuations that are reasonable. The Fund is diversified by issuer, industry, and country and under normal market conditions invests at least 40% of its assets in foreign securities and in at least three countries in addition to the U.S. It is designed for long-term investors who wish to focus their investment exposure on equity securities that have above-average dividend yields and that are economically linked to the U.S. and foreign stock markets of developed countries with some exposure to emerging markets. It is also intended for investors who prefer not to have their non-U.S. currency exposure generally hedged back into the U.S. dollar. The Fund is not appropriate for investors primarily seeking a high level of current income.

Principal Risks

The Fund invests in equity securities, primarily consisting of common stocks. Common stock represents a proportionate interest in the earnings and value of the issuing company. Therefore, the Fund participates in the success or failure of any company in which it owns stock. The market value of common stocks fluctuates significantly, reflecting the past and anticipated business performance of the issuing company, investor perception and general economic or financial market movements.

You could lose money on your investment in the Fund or the Fund could underperform other investments.

Smaller Companies. While the Fund is focused on larger companies, it may invest to a lesser extent in smaller companies. Smaller companies may be less well established and may have a more highly leveraged capital structure, less liquidity, a smaller investor base, greater dependence on a few customers and similar factors that can make their business and stock market performance susceptible to greater fluctuation. In general, the Adviser’s investment philosophy and selection process favor companies that do not have capital structures that would be considered to be “highly leveraged” for a company in the same field.

Foreign Securities. The Fund may invest in foreign securities. Investing in foreign securities involves additional risks beyond those of investing in U.S. markets. These risks include:

➢	changes in currency exchange rates, which can lower performance in U.S. dollar terms
➢	exchange rate controls (which may include an inability to transfer currency from a given country)
➢	costs incurred in conversions between currencies
➢	non-negotiable brokerage commissions
➢	less publicly available information
➢	not generally being subject to uniform standards, practices and requirements with respect to accounting, auditing and financial reporting
➢	greater market volatility
➢	less trading volume
➢	delayed settlements
➢	difficulty in enforcing obligations in foreign countries
➢	less securities regulation
➢	unrecoverable withholding and transfer taxes
➢	war
➢	seizure
➢	political and social instability.

The value of the foreign securities held by the Fund may be affected by changes in currency exchange rates or control regulations. The share price of the Fund will tend to reflect the movements of the different securities markets in which it is invested, and to the degree not hedged, the foreign currencies in which its investments are denominated. The Adviser does not attempt to predict the movement of various currencies in reaching a decision about the appropriateness or prudence of an individual investment.

The Adviser has chosen generally not to hedge the Fund’s perceived foreign currency exposure back into the U.S. dollar and therefore the Fund is considered to be “currency unhedged.”

Fund Performance
The following bar chart and table illustrate how the returns of the Fund vary over time and how they compare to a relevant market benchmark. This information may help illustrate the risks of investing in the Fund. Updated performance information for the Fund is available at www.tweedy.com or by calling 1-800-432-4789 (press 2). As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Worldwide High Dividend Yield Value Fund Calendar Year Total Returns*

(*)	The 2012 year-to-date return for the Worldwide High Dividend Yield Value Fund through June 30, 2012 was 3.19%.

As of December 31, 2011
Best Quarterly Return	17.49% (2nd quarter 2009)
Worst Quarterly Return	(14.13)% (4th quarter 2008)

Average Annual Total Return for Periods Ended December 31, 2011
Average Annual Total Returns	One Year	Since Inception	Inception Date
Tweedy, Browne Worldwide High Dividend Yield Value Fund	4.04%	0.42%	Sep 5, 2007
Tweedy, Browne Worldwide High Dividend Yield Value Fund Return after Taxes on Distributions	3.82%	(0.07%)	Sep 5, 2007
Tweedy, Browne Worldwide High Dividend Yield Value Fund Return after Taxes on Distributions and Sale of Fund Shares	3.09%	0.18%	Sep 5, 2007
Tweedy, Browne Worldwide High Dividend Yield Value Fund MSCI World Index (in U.S. $) (reflects no deduction for fees, expenses or taxes)	(5.54%)	(4.10%)	Sep 5, 2007

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return after Taxes on Distributions and Sale of Fund Shares” may be greater than “Return before Taxes” because the investor is assumed to have a capital loss upon the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The performance data shown above would be lower had fees and expenses not been waived and/or reimbursed.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul 30, 2012
Entity Registrant Name	dei_EntityRegistrantName	TWEEDY BROWNE FUND INC
Entity Central Index Key	dei_EntityCentralIndexKey	0000896975
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul 30, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jul 30, 2012
Prospectus Date	rr_ProspectusDate	Jul 30, 2012
TWEEDY, BROWNE GLOBAL VALUE FUND | Tweedy, Browne Global Value Fund
Risk/Return:	rr_RiskReturnAbstract
Redemption fee on Shares held less than 60 days (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	1.25%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.13%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	143
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	443
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	766
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,680
Annual Return 1994	rr_AnnualReturn1994	4.36%
Annual Return 1995	rr_AnnualReturn1995	10.70%
Annual Return 1996	rr_AnnualReturn1996	20.23%
Annual Return 1997	rr_AnnualReturn1997	22.96%
Annual Return 1998	rr_AnnualReturn1998	10.99%
Annual Return 1999	rr_AnnualReturn1999	25.28%
Annual Return 2000	rr_AnnualReturn2000	12.39%
Annual Return 2001	rr_AnnualReturn2001	(4.67%)
Annual Return 2002	rr_AnnualReturn2002	(12.14%)
Annual Return 2003	rr_AnnualReturn2003	24.93%
Annual Return 2004	rr_AnnualReturn2004	20.01%
Annual Return 2005	rr_AnnualReturn2005	15.42%
Annual Return 2006	rr_AnnualReturn2006	20.14%
Annual Return 2007	rr_AnnualReturn2007	7.54%
Annual Return 2008	rr_AnnualReturn2008	(38.31%)
Annual Return 2009	rr_AnnualReturn2009	37.85%
Annual Return 2010	rr_AnnualReturn2010	13.82%
Annual Return 2011	rr_AnnualReturn2011	(4.13%)
One Year	rr_AverageAnnualReturnYear01	(4.13%)
Five Years	rr_AverageAnnualReturnYear05	(0.04%)
Ten Years	rr_AverageAnnualReturnYear10	6.19%
Since Inception	rr_AverageAnnualReturnSinceInception	9.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 15, 1993
TWEEDY, BROWNE GLOBAL VALUE FUND | Tweedy, Browne Global Value Fund | Return after Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(4.55%)
Five Years	rr_AverageAnnualReturnYear05	(0.74%)
Ten Years	rr_AverageAnnualReturnYear10	5.71%
Since Inception	rr_AverageAnnualReturnSinceInception	8.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 15, 1993
TWEEDY, BROWNE GLOBAL VALUE FUND | Tweedy, Browne Global Value Fund | Return after Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(1.66%)
Five Years	rr_AverageAnnualReturnYear05	0.13%
Ten Years	rr_AverageAnnualReturnYear10	5.54%
Since Inception	rr_AverageAnnualReturnSinceInception	8.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 15, 1993
TWEEDY, BROWNE GLOBAL VALUE FUND | MSCI EAFE Index (Hedged) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(12.10%)
Five Years	rr_AverageAnnualReturnYear05	(5.88%)
Ten Years	rr_AverageAnnualReturnYear10	1.02%
Since Inception	rr_AverageAnnualReturnSinceInception	4.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 15, 1993
TWEEDY, BROWNE GLOBAL VALUE FUND | MSCI EAFE Index (in U.S. $) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(12.14%)
Five Years	rr_AverageAnnualReturnYear05	(4.72%)
Ten Years	rr_AverageAnnualReturnYear10	4.67%
Since Inception	rr_AverageAnnualReturnSinceInception	4.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 15, 1993
TWEEDY, BROWNE GLOBAL VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Tweedy, Browne Global Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended March 31, 2012, the Fund’s portfolio turnover rate was 9%.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The example assumes that you invest $10,000 in the Fund over the time periods shown and then redeem all of your shares at the end of those periods. This example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in foreign equity securities that Tweedy, Browne Company LLC (the “Adviser” or “Tweedy, Browne”) believes are undervalued but may invest in U.S. securities to a limited extent. The Adviser seeks to construct a widely diversified portfolio of small, medium and large capitalization stocks from a variety of industries and countries. Value investing seeks to uncover stocks whose current market prices are at discounts (that is, undervalued) to the Adviser’s estimate of their true or intrinsic value.

The Fund’s investment style derives from the work of the late Benjamin Graham. Most investments in the Fund’s portfolio at the time of initial purchase have one or more of the following investment characteristics:

➢	low stock price in relation to book value
➢	low price-to-earnings ratio
➢	low price-to-cash-flow ratio
➢	above-average dividend yield
➢	low price-to-sales ratio as compared to other companies in the same industry
➢	low corporate leverage
➢	low share price
➢	purchases of a company’s own stock by the company’s officers and directors
➢	company share repurchases
➢	a stock price that has declined significantly from its previous high price and/or small market capitalization.

The Fund invests primarily in undervalued equity securities of foreign issuers, but also invests on a more limited basis in U.S. equity securities when opportunities appear attractive. Investments by the Fund are focused for the most part in developed countries with some exposure to emerging markets. The Fund is diversified by issuer, industry and country, and maintains investments in a minimum of five countries. Where practicable, the Fund seeks to reduce currency risk by hedging its effective foreign currency exposure back into the U.S. dollar based on the Adviser’s judgment of such exposure after taking into account various factors, such as the source of the portfolio companies’ earnings and the currencies in which its securities trade. The Fund is designed for long-term value investors who wish to focus their investment exposure on foreign stock markets of developed countries. The Fund is not appropriate for investors primarily seeking income.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund invests in equity securities, primarily consisting of common stocks. Common stock represents a proportionate interest in the earnings and value of the issuing company. Therefore, the Fund participates in the success or failure of any company in which it owns stock. The market value of common stocks fluctuates significantly, reflecting the past and anticipated business performance of the issuing company, investor perception and general economic or financial market movements.

You could lose money on your investment in the Fund or the Fund could underperform other investments.

Smaller Companies. The Fund invests to a significant extent in smaller companies. Smaller companies may be less well established and may have a more highly leveraged capital structure, less liquidity, a smaller investor base, greater dependence on a few customers and similar factors that can make their business and stock market performance susceptible to greater fluctuation. In general, the Adviser’s investment philosophy and selection process favor companies that do not have capital structures that would be considered to be “highly leveraged” for a company in the same field.

Foreign Securities. The Fund invests to a great extent in foreign securities. Investing in foreign securities involves additional risks beyond those of investing in U.S. markets. These risks include:

➢	changes in currency exchange rates, which can lower performance in U.S. dollar terms
➢	exchange rate controls (which may include an inability to transfer currency from a given country)
➢	costs incurred in conversions between currencies
➢	non-negotiable brokerage commissions
➢	less publicly available information
➢	not generally being subject to uniform standards, practices and requirements with respect to accounting, auditing and financial reporting
➢	greater market volatility
➢	less trading volume
➢	delayed settlements
➢	difficulty in enforcing obligations in foreign countries
➢	less securities regulation
➢	unrecoverable withholding and transfer taxes
➢	war
➢	seizure
➢	political and social instability.

The value of the foreign securities held by the Fund may be affected by changes in currency exchange rates or control regulations. The share price of the Fund will tend to reflect the movements of the different securities markets in which it is invested, and to the degree not hedged, the foreign currencies in which its investments are denominated. The Adviser does not attempt to predict the movement of various currencies in reaching a decision about the appropriateness or prudence of an individual investment.

The Fund’s practice of hedging currency risk in foreign securities tends to make the Fund underperform a similar unhedged portfolio when the dollar is losing value against the local currencies in which the portfolio’s investments are denominated. Conversely, the Fund’s practice of hedging currency risk in foreign securities tends to make the Fund outperform a similar unhedged portfolio when the dollar is gaining in value against the local currencies in which the portfolio’s investments are denominated.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund or the Fund could underperform other investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table illustrate how the returns of the Fund vary over time and how they compare to relevant market benchmarks. This information may help illustrate the risks of investing in the Fund. Updated performance information for the Fund is available at www.tweedy.com or by calling 1-800-432-4789 (press 2). As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate how the returns of the Fund vary over time and how they compare to relevant market benchmarks.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-432-4789
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tweedy.com.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Global Value Fund Calendar Year Total Returns*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock
(*)	The 2012 year-to-date return for the Global Value Fund through June 30, 2012 was 7.28%.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
As of December 31, 2011
Best Quarterly Return	21.77% (2nd quarter 2009)
Worst Quarterly Return	(18.03)% (4th quarter 2008)

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.28%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.03%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return for Periods Ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Actual after-tax returns depend on the investor's tax situation and may differ from those shown.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return after Taxes on Distributions and Sale of Fund Shares” may be greater than “Return before Taxes” because the investor is assumed to have a capital loss upon the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

TWEEDY, BROWNE GLOBAL VALUE FUND II - CURRENCY UNHEDGED | Tweedy, Browne Global Value Fund II - Currency Unhedged
Risk/Return:	rr_RiskReturnAbstract
Redemption fee on Shares held less than 60 days (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	1.25%	[2]
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.15%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.41%	[2]
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	144
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	453
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	784
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,722
Annual Return 2010	rr_AnnualReturn2010	9.43%
Annual Return 2011	rr_AnnualReturn2011	(1.73%)
One Year	rr_AverageAnnualReturnYear01	(1.73%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 26, 2009
TWEEDY, BROWNE GLOBAL VALUE FUND II - CURRENCY UNHEDGED | Tweedy, Browne Global Value Fund II - Currency Unhedged | Return after Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(1.87%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 26, 2009
TWEEDY, BROWNE GLOBAL VALUE FUND II - CURRENCY UNHEDGED | Tweedy, Browne Global Value Fund II - Currency Unhedged | Return after Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(0.86%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 26, 2009
TWEEDY, BROWNE GLOBAL VALUE FUND II - CURRENCY UNHEDGED | MSCI EAFE Index (in U.S. $) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(12.14%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.22%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 26, 2009
TWEEDY, BROWNE GLOBAL VALUE FUND II - CURRENCY UNHEDGED | MSCI EAFE Index (Hedged to U.S. $) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(12.10%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.19%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 26, 2009
TWEEDY, BROWNE GLOBAL VALUE FUND II - CURRENCY UNHEDGED
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Tweedy, Browne Global Value Fund II - Currency Unhedged
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended March 31, 2012, the Fund’s portfolio turnover rate was 5%.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption
The example assumes that you invest $10,000 in the Fund over the time periods shown and then redeem all of your shares at the end of those periods. This example assumes that (i) your investment earns a 5% return each year, (ii) the Fund’s operating expenses remain the same and (iii) the Adviser did not waive its fee and/or reimburse expenses after the first year. In the first year, expenses are based on the total operating expenses after the fee waiver and/or expense reimbursement. Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in foreign equity securities that the Adviser believes are undervalued but may invest in U.S. securities to a limited extent. The Adviser seeks to construct a widely diversified portfolio of small, medium and large capitalization stocks from a variety of industries and countries. Value investing seeks to uncover stocks whose current market prices are at discounts (that is, undervalued) to the Adviser’s estimate of their true or intrinsic value.

The Fund’s investment style derives from the work of the late Benjamin Graham. Most investments in the Fund’s portfolio at the time of initial purchase have one or more of the following investment characteristics:

➢	low stock price in relation to book value
➢	low price-to-earnings ratio
➢	low price-to-cash-flow ratio
➢	above-average dividend yield
➢	low price-to-sales ratio as compared to other companies in the same industry
➢	low corporate leverage
➢	low share price
➢	purchases of a company’s own stock by the company’s officers and directors
➢	company share repurchases
➢	a stock price that has declined significantly from its previous high price and/or small market capitalization.

The Adviser will generally not hedge the Fund’s perceived foreign currency exposure back into the U.S. dollar. However, the Adviser reserves the right, under circumstances that the Adviser deems to be extraordinary, to hedge all or a portion of the Fund’s currency exposure to a particular emerging market.

The Fund invests primarily in undervalued equity securities of foreign issuers, but also invests on a more limited basis in U.S. equity securities when opportunities appear attractive. Investments by the Fund are focused for the most part in developed countries with some exposure to emerging markets. The Fund is diversified by issuer, industry and country, and maintains investments in a minimum of five countries. The Fund does not seek to reduce currency risk by hedging its effective foreign currency exposure back into the U.S. dollar and will be exposed to currency fluctuations. However, the Adviser reserves the right, under circumstances that the Adviser deems to be extraordinary, to hedge all or a portion of the Fund’s currency exposure to a particular emerging market. The Fund is designed for long-term value investors who wish to focus their investment exposure on foreign stock markets of primarily developed countries, and their associated non-U.S. currencies. The Fund is not appropriate for investors primarily seeking income.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund invests in equity securities, primarily consisting of common stocks. Common stock represents a proportionate interest in the earnings and value of the issuing company. Therefore, the Fund participates in the success or failure of any company in which it owns stock. The market value of common stocks fluctuates significantly, reflecting the past and anticipated business performance of the issuing company, investor perception and general economic or financial market movements.

You could lose money on your investment in the Fund or the Fund could underperform other investments.

Smaller Companies. The Fund invests to a significant extent in smaller companies. Smaller companies may be less well established and may have a more highly leveraged capital structure, less liquidity, a smaller investor base, greater dependence on a few customers and similar factors that can make their business and stock market performance susceptible to greater fluctuation. In general, the Adviser’s investment philosophy and selection process favor companies that do not have capital structures that would be considered to be “highly leveraged” for a company in the same field.

Foreign Securities. The Fund may invest in foreign securities. Investing in foreign securities involves additional risks beyond those of investing in U.S. markets. These risks include:

➢	changes in currency exchange rates, which can lower performance in U.S. dollar terms
➢	exchange rate controls (which may include an inability to transfer currency from a given country)
➢	costs incurred in conversions between currencies
➢	non-negotiable brokerage commissions
➢	less publicly available information
➢	not generally being subject to uniform standards, practices and requirements with respect to accounting, auditing and financial reporting
➢	greater market volatility
➢	less trading volume
➢	delayed settlements
➢	difficulty in enforcing obligations in foreign countries
➢	less securities regulation
➢	unrecoverable withholding and transfer taxes
➢	war
➢	seizure
➢	political and social instability.

The value of the foreign securities held by the Fund may be affected by changes in currency exchange rates or control regulations. The share price of the Fund will tend to reflect the movements of the different securities markets in which it is invested, and to the degree not hedged, the foreign currencies in which its investments are denominated. The Adviser does not attempt to predict the movement of various currencies in reaching a decision about the appropriateness or prudence of an individual investment.

The Adviser has chosen generally not to hedge the Fund’s perceived foreign currency exposure back into the U.S. dollar and therefore the Fund is considered to be “currency unhedged.”

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund or the Fund could underperform other investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table illustrate how the returns of the Fund vary over time and how they compare to a relevant market benchmark. This information may help illustrate the risks of investing in the Fund. Updated performance information for the Fund is available at www.tweedy.com or by calling 1-800-432-4789 (press 2). As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate how the returns of the Fund vary over time and how they compare to a relevant market benchmark.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-432-4789
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tweedy.com.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Global Value Fund II – Currency Unhedged Calendar Year Total Return*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock
(*)	The 2012 year-to-date return for the Global Value Fund II – Currency Unhedged through June 30, 2012 was 4.65%.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
As of December 31, 2011
Best Quarterly Return	11.53% (3rd quarter 2010)
Worst Quarterly Return	(11.75)% (3rd quarter 2011)

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.65%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.53%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.75%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return for Periods Ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Actual after-tax returns depend on the investor's tax situation and may differ from those shown.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return after Taxes on Distributions and Sale of Fund Shares” may be greater than “Return before Taxes” because the investor is assumed to have a capital loss upon the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The performance data shown above would be lower had fees and expenses not been waived and/or reimbursed.

TWEEDY, BROWNE VALUE FUND | Tweedy, Browne Value Fund
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	1.25%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.15%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.41%
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	144
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	446
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	771
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,691
Annual Return 1994	rr_AnnualReturn1994	(0.56%)
Annual Return 1995	rr_AnnualReturn1995	36.21%
Annual Return 1996	rr_AnnualReturn1996	22.45%
Annual Return 1997	rr_AnnualReturn1997	38.87%
Annual Return 1998	rr_AnnualReturn1998	9.59%
Annual Return 1999	rr_AnnualReturn1999	2.00%
Annual Return 2000	rr_AnnualReturn2000	14.45%
Annual Return 2001	rr_AnnualReturn2001	(0.09%)
Annual Return 2002	rr_AnnualReturn2002	(14.91%)
Annual Return 2003	rr_AnnualReturn2003	23.24%
Annual Return 2004	rr_AnnualReturn2004	9.43%
Annual Return 2005	rr_AnnualReturn2005	2.30%
Annual Return 2006	rr_AnnualReturn2006	11.63%
Annual Return 2007	rr_AnnualReturn2007	0.60%
Annual Return 2008	rr_AnnualReturn2008	(24.37%)
Annual Return 2009	rr_AnnualReturn2009	27.60%
Annual Return 2010	rr_AnnualReturn2010	10.51%
Annual Return 2011	rr_AnnualReturn2011	(1.75%)
One Year	rr_AverageAnnualReturnYear01	(1.75%)
Five Years	rr_AverageAnnualReturnYear05	1.06%
Ten Years	rr_AverageAnnualReturnYear10	3.28%
Since Inception	rr_AverageAnnualReturnSinceInception	8.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 8, 1993
TWEEDY, BROWNE VALUE FUND | Tweedy, Browne Value Fund | Return after Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(2.29%)
Five Years	rr_AverageAnnualReturnYear05	0.02%
Ten Years	rr_AverageAnnualReturnYear10	2.38%
Since Inception	rr_AverageAnnualReturnSinceInception	7.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 8, 1993
TWEEDY, BROWNE VALUE FUND | Tweedy, Browne Value Fund | Return after Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(0.41%)
Five Years	rr_AverageAnnualReturnYear05	0.80%
Ten Years	rr_AverageAnnualReturnYear10	2.73%
Since Inception	rr_AverageAnnualReturnSinceInception	6.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 8, 1993
TWEEDY, BROWNE VALUE FUND | S&P 500/MSCI World Index (Hedged to U.S. $) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(5.46%)
Five Years	rr_AverageAnnualReturnYear05	(3.03%)
Ten Years	rr_AverageAnnualReturnYear10	1.48%
Since Inception	rr_AverageAnnualReturnSinceInception	6.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 8, 1993
TWEEDY, BROWNE VALUE FUND | MSCI World Index (Hedged to U.S. $) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(5.46%)
Five Years	rr_AverageAnnualReturnYear05	(3.03%)
Ten Years	rr_AverageAnnualReturnYear10	none
Since Inception	rr_AverageAnnualReturnSinceInception	none
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 8, 1993
TWEEDY, BROWNE VALUE FUND | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.11%
Five Years	rr_AverageAnnualReturnYear05	(0.25%)
Ten Years	rr_AverageAnnualReturnYear10	2.92%
Since Inception	rr_AverageAnnualReturnSinceInception	7.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 8, 1993
TWEEDY, BROWNE VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Tweedy, Browne Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended March 31, 2012, the Fund’s portfolio turnover rate was 10%.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The example assumes that you invest $10,000 in the Fund over the time periods shown and then redeem all of your shares at the end of those periods. This example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in U.S. and foreign equity securities that the Adviser believes are undervalued. The Adviser seeks to construct a widely diversified portfolio of small, medium and large capitalization stocks from a variety of industries and countries. Value investing seeks to uncover stocks whose current market prices are at discounts (that is, undervalued) to the Adviser’s estimate of their true or intrinsic value.

The Fund’s investment style derives from the work of the late Benjamin Graham. Most investments in the Fund’s portfolio at the time of initial purchase have one or more of the following investment characteristics:

➢	low stock price in relation to book value
➢	low price-to-earnings ratio
➢	low price-to-cash-flow ratio
➢	above-average dividend yield
➢	low price-to-sales ratio as compared to other companies in the same industry
➢	low corporate leverage
➢	low share price
➢	purchases of a company’s own stock by the company’s officers and directors
➢	company share repurchases
➢	a stock price that has declined significantly from its previous high price and/or small market capitalization.

The Fund invests primarily in undervalued U.S. and foreign equity securities. For the time being, and subject to change by management at any time, the Fund anticipates that it will invest no less than approximately 50% of its net assets in securities of U.S. issuers. A U.S. issuer may include any company that is organized under the laws of the U.S. or its possessions or a majority of whose assets or revenues are, in the good faith judgment of the Adviser, attributable to operations within the U.S. U.S. securities include U.S. registered money market funds, Treasury bills and other short-term debt of U.S. issuers. The Fund is diversified by issuer and industry, and where practicable, seeks to reduce currency risk on its foreign investments by hedging its effective foreign currency exposure back into the U.S. dollar based on the Adviser’s judgment of such exposure after taking into account various factors, such as the source of the portfolio companies’ earnings and the currencies in which its securities trade. The Fund is designed for long-term value investors who wish to focus their investment exposure on equity securities that are economically tied to the U.S. stock market and foreign stock markets of developed countries with some exposure to emerging markets. The Fund is not appropriate for investors primarily seeking income.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund invests in equity securities, primarily consisting of common stocks. Common stock represents a proportionate interest in the earnings and value of the issuing company. Therefore, the Fund participates in the success or failure of any company in which it owns stock. The market value of common stocks fluctuates significantly, reflecting the past and anticipated business performance of the issuing company, investor perception and general economic or financial market movements.

You could lose money on your investment in the Fund or the Fund could underperform other investments.

Smaller Companies. The Fund invests to a significant extent in smaller companies. Smaller companies may be less well established and may have a more highly leveraged capital structure, less liquidity, a smaller investor base, greater dependence on a few customers and similar factors that can make their business and stock market performance susceptible to greater fluctuation. In general, the Adviser’s investment philosophy and selection process favor companies that do not have capital structures that would be considered to be “highly leveraged” for a company in the same field.

Foreign Securities. The Fund may invest in foreign securities. Investing in foreign securities involves additional risks beyond those of investing in U.S. markets. These risks include:

➢	changes in currency exchange rates, which can lower performance in U.S. dollar terms
➢	exchange rate controls (which may include an inability to transfer currency from a given country)
➢	costs incurred in conversions between currencies
➢	non-negotiable brokerage commissions
➢	less publicly available information
➢	not generally being subject to uniform standards, practices and requirements with respect to accounting, auditing and financial reporting
➢	greater market volatility
➢	less trading volume
➢	delayed settlements
➢	difficulty in enforcing obligations in foreign countries
➢	less securities regulation
➢	unrecoverable withholding and transfer taxes
➢	war
➢	seizure
➢	political and social instability.

The value of the foreign securities held by the Fund may be affected by changes in currency exchange rates or control regulations. The share price of the Fund will tend to reflect the movements of the different securities markets in which it is invested, and to the degree not hedged, the foreign currencies in which its investments are denominated. The Adviser does not attempt to predict the movement of various currencies in reaching a decision about the appropriateness or prudence of an individual investment.

The Fund’s practice of hedging currency risk in foreign securities tends to make the Fund underperform a similar unhedged portfolio when the dollar is losing value against the local currencies in which the portfolio’s investments are denominated. Conversely, the Fund’s practice of hedging currency risk in foreign securities tends to make the Fund outperform a similar unhedged portfolio when the dollar is gaining in value against the local currencies in which the portfolio’s investments are denominated.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund or the Fund could underperform other investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table illustrate how the returns of the Fund vary over time and how they compare to relevant market benchmarks. For the period from the Fund’s inception through 2006, the Adviser chose the S&P 500 Stock Index as the relevant market benchmark for the Fund. Starting in mid-December 2006, the Fund’s investment mandate changed from investing at least 80% of its assets in U.S. securities to investing no less than approximately 50% in U.S. securities, and so the Adviser chose the MSCI World Index (Hedged to U.S. $) as the most relevant benchmark for the Fund for periods starting in January 2007. The S&P 500/MSCI World Index (Hedged to U.S. $) is a combination of the S&P 500 Index and the MSCI World Index (Hedged to U.S. $), linked together by Tweedy, Browne, and represents the performance of the S&P 500 Index for periods December 8, 1993 through December 31, 2006, and continuing with the performance of the MSCI World Index (Hedged to U.S. $), beginning January 1, 2007 and thereafter. This information may help illustrate the risks of investing in the Fund. Updated performance information for the Fund is available at www.tweedy.com or by calling 1-800-432-4789 (press 2). As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate how the returns of the Fund vary over time and how they compare to relevant market benchmarks.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-432-4789
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tweedy.com.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Value Fund Calendar Year Total Returns*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock
(*)	The 2012 year-to-date return for the Value Fund through June 30, 2012 was 6.53%.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
As of December 31, 2011
Best Quarterly Return	16.18% (2nd quarter 2009)
Worst Quarterly Return	(17.42)% (3rd quarter 2002)

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.53%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.18%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.42%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return for Periods Ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Actual after-tax returns depend on the investor's tax situation and may differ from those shown.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return after Taxes on Distributions and Sale of Fund Shares” may be greater than “Return before Taxes” because the investor is assumed to have a capital loss upon the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The performance data shown above would be lower had fees and expenses not been waived from December 8, 1993 through March 31, 1999.

Tweedy, Browne Worldwide High Dividend Yield Value Fund | Tweedy, Browne Worldwide High Dividend Yield Value Fund
Risk/Return:	rr_RiskReturnAbstract
Redemption fee on Shares held less than 60 days (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	1.25%	[3]
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.12%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%	[3]
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	6.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	142
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	440
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	761
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,669
Annual Return 2008	rr_AnnualReturn2008	(29.35%)
Annual Return 2009	rr_AnnualReturn2009	28.18%
Annual Return 2010	rr_AnnualReturn2010	7.73%
Annual Return 2011	rr_AnnualReturn2011	4.04%
One Year	rr_AverageAnnualReturnYear01	4.04%
Since Inception	rr_AverageAnnualReturnSinceInception	0.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 5, 2007
Tweedy, Browne Worldwide High Dividend Yield Value Fund | Tweedy, Browne Worldwide High Dividend Yield Value Fund | Return after Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	3.82%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.07%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 5, 2007
Tweedy, Browne Worldwide High Dividend Yield Value Fund | Tweedy, Browne Worldwide High Dividend Yield Value Fund | Return after Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	3.09%
Since Inception	rr_AverageAnnualReturnSinceInception	0.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 5, 2007
Tweedy, Browne Worldwide High Dividend Yield Value Fund | MSCI World Index (in U.S. $) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(5.54%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.10%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 5, 2007
Tweedy, Browne Worldwide High Dividend Yield Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Tweedy, Browne Worldwide High Dividend Yield Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended March 31, 2012, the Fund’s portfolio turnover rate was 6%.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The example assumes that you invest $10,000 in the Fund over the time periods shown and then redeem all of your shares at the end of those periods. This example also assumes that (i) your investment earns a 5% return each year, (ii) the Fund’s operating expenses remain the same and (iii) the Adviser did not waive its fee and/or reimburse expenses after the first year. In the first year expenses are based on the total operating expenses after the fee waiver and/or expense reimbursement.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in U.S. and foreign equity securities that the Adviser believes to have above-average dividend yields and valuations that are reasonable. The Adviser seeks to construct a widely diversified portfolio of small, medium and large capitalization stocks from a variety of industries and countries. Value investing seeks to uncover stocks whose current market prices are at discounts (that is, undervalued) to the Adviser’s estimate of their true or intrinsic value.

The Fund’s investment style derives from the work of the late Benjamin Graham. Most investments in the Fund’s portfolio at the time of initial purchase have one or more of the following investment characteristics:

➢	low stock price in relation to book value
➢	low price-to-earnings ratio
➢	low price-to-cash-flow ratio
➢	above-average dividend yield
➢	low price-to-sales ratio as compared to other companies in the same industry
➢	low corporate leverage
➢	low share price
➢	purchases of a company’s own stock by the company’s officers and directors
➢	company share repurchases
➢	a stock price that has declined significantly from its previous high price and/or small market capitalization.

The Adviser has chosen generally not to hedge the Fund’s perceived foreign currency exposure back into the U.S. dollar. A substantial portion of the Fund’s holdings will be in U.S.-domiciled companies and in non-U.S. multinational companies that have meaningful exposure to the U.S. dollar.

The Fund invests primarily in U.S. and foreign equity securities that the Adviser believes to have above-average dividend yields and valuations that are reasonable. The Fund is diversified by issuer, industry, and country and under normal market conditions invests at least 40% of its assets in foreign securities and in at least three countries in addition to the U.S. It is designed for long-term investors who wish to focus their investment exposure on equity securities that have above-average dividend yields and that are economically linked to the U.S. and foreign stock markets of developed countries with some exposure to emerging markets. It is also intended for investors who prefer not to have their non-U.S. currency exposure generally hedged back into the U.S. dollar. The Fund is not appropriate for investors primarily seeking a high level of current income.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund invests in equity securities, primarily consisting of common stocks. Common stock represents a proportionate interest in the earnings and value of the issuing company. Therefore, the Fund participates in the success or failure of any company in which it owns stock. The market value of common stocks fluctuates significantly, reflecting the past and anticipated business performance of the issuing company, investor perception and general economic or financial market movements.

You could lose money on your investment in the Fund or the Fund could underperform other investments.

Smaller Companies. While the Fund is focused on larger companies, it may invest to a lesser extent in smaller companies. Smaller companies may be less well established and may have a more highly leveraged capital structure, less liquidity, a smaller investor base, greater dependence on a few customers and similar factors that can make their business and stock market performance susceptible to greater fluctuation. In general, the Adviser’s investment philosophy and selection process favor companies that do not have capital structures that would be considered to be “highly leveraged” for a company in the same field.

Foreign Securities. The Fund may invest in foreign securities. Investing in foreign securities involves additional risks beyond those of investing in U.S. markets. These risks include:

➢	changes in currency exchange rates, which can lower performance in U.S. dollar terms
➢	exchange rate controls (which may include an inability to transfer currency from a given country)
➢	costs incurred in conversions between currencies
➢	non-negotiable brokerage commissions
➢	less publicly available information
➢	not generally being subject to uniform standards, practices and requirements with respect to accounting, auditing and financial reporting
➢	greater market volatility
➢	less trading volume
➢	delayed settlements
➢	difficulty in enforcing obligations in foreign countries
➢	less securities regulation
➢	unrecoverable withholding and transfer taxes
➢	war
➢	seizure
➢	political and social instability.

The value of the foreign securities held by the Fund may be affected by changes in currency exchange rates or control regulations. The share price of the Fund will tend to reflect the movements of the different securities markets in which it is invested, and to the degree not hedged, the foreign currencies in which its investments are denominated. The Adviser does not attempt to predict the movement of various currencies in reaching a decision about the appropriateness or prudence of an individual investment.

The Adviser has chosen generally not to hedge the Fund’s perceived foreign currency exposure back into the U.S. dollar and therefore the Fund is considered to be “currency unhedged.”

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund or the Fund could underperform other investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table illustrate how the returns of the Fund vary over time and how they compare to a relevant market benchmark. This information may help illustrate the risks of investing in the Fund. Updated performance information for the Fund is available at www.tweedy.com or by calling 1-800-432-4789 (press 2). As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate how the returns of the Fund vary over time and how they compare to a relevant market benchmark.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-432-4789
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tweedy.com.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Worldwide High Dividend Yield Value Fund Calendar Year Total Returns*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock
(*)	The 2012 year-to-date return for the Worldwide High Dividend Yield Value Fund through June 30, 2012 was 3.19%.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
As of December 31, 2011
Best Quarterly Return	17.49% (2nd quarter 2009)
Worst Quarterly Return	(14.13)% (4th quarter 2008)

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.19%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.49%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.13%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return for Periods Ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Actual after-tax returns depend on the investor's tax situation and may differ from those shown.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return after Taxes on Distributions and Sale of Fund Shares” may be greater than “Return before Taxes” because the investor is assumed to have a capital loss upon the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The performance data shown above would be lower had fees and expenses not been waived and/or reimbursed.

[1]	Acquired fund fees and expenses represent the expenses of the money market funds in which the Fund's cash balances are invested and are not cash expenses of the Fund.
[2]	The Adviser is contractually obligated to waive management fees and/or to reimburse ordinary operating expenses to the extent necessary to maintain the Fund's Total Annual Fund Operating Expenses, not including fees and expenses from investments in other investment companies (i.e., money market funds in which the Fund's cash balances are invested), brokerage costs, interest, taxes and extraordinary expenses, at an annual rate of 1.37%. This arrangement is in effect through December 31, 2013, and may be terminated only by a vote of the Board of Directors of Tweedy, Browne Fund Inc. (the "Company"). During the two-year period following any waiver or reimbursement the Adviser is entitled to be reimbursed by the Fund for previously waived fees and reimbursed expenses to the extent that after giving effect to such repayment, the Fund's Total Annual Fund Operating Expenses, not including acquired fund fees and expenses, would not exceed 1.37% on an annualized basis.
[3]	The Adviser is contractually obligated to waive management fees and/or to reimburse ordinary operating expenses to the extent necessary to maintain the Fund’s Total Annual Fund Operating Expenses, not including fees and expenses from investments in other investment companies (i.e., money market funds in which the Fund’s cash balances are invested), brokerage costs, interest, taxes and extraordinary expenses, at an annual rate of 1.37%. This arrangement is in effect through December 31, 2013, and may be terminated only by a vote of the Board of Directors of the Company. During the two-year period following any waiver or reimbursement the Adviser is entitled to be reimbursed by the Fund for previously waived fees and reimbursed expenses to the extent that after giving effect to such repayment, the Fund’s Total Annual Fund Operating Expenses, not including acquired fund fees and expenses, would not exceed 1.37% on an annualized basis.
[4]	Acquired fund fees and expenses represent the expenses of the money market funds in which the Fund's cash balances are invested and not cash expenses of the Fund.